Document and Entity Information	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Cartesian Therapeutics, Inc.
Entity Central Index Key	0001453687
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false